Property, Plant and Equipment - Summary of Assets Used by the Company (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	$ 291,528	$ 9,488	$ 289,100
Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	6,199		7,251	$ 7,593
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	$ 285,329		$ 281,849	$ 273,823